Current and Deferred Income Tax and Social Contribution - Somos - Anglo (Predecessor) (Details) - BRL (R$) R$ in Thousands		3 Months Ended	9 Months Ended	12 Months Ended
		Dec. 31, 2018	Oct. 10, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017
Disclosure of income tax by nature [line items]
Loss before income tax and social contribution		R$ 3,690		R$ (71,053)	R$ (90,315)
Nominal statutory rate of income tax and social contribution		34.00%		34.00%	34.00%
IRPJ and CSLL calculated at the nominal rates		R$ (1,255)		R$ 24,158	R$ 30,707
Permanent exclusion (additions)		(3,475)		1,246	(1,100)
Income tax and social contribution		(4,730)		25,404	29,607
Current IRPJ and CSLL in the result		(4,750)		7,874	(22,113)
Deferred IRPJ and CSLL in the result		20		17,530	51,720
Total income tax and social contribution		R$ (4,730)		R$ 25,404	R$ 29,607
Somos - Anglo (Predecessor)
Disclosure of income tax by nature [line items]
Loss before income tax and social contribution			R$ (346,346)			R$ (10,609)
Nominal statutory rate of income tax and social contribution			34.00%			34.00%
IRPJ and CSLL calculated at the nominal rates			R$ 117,758			R$ 3,607
Permanent exclusion (additions)			390			(1,535)
Provision for risks of income taxes			(273,450)
Permanent additions of penalties of income tax			(49,045)
Derecognition of previously recognized deductible temporary difference on goodwill	[1]		(62,654)
Income tax and social contribution			(267,001)			2,072
Current IRPJ and CSLL in the result			(274,408)
Deferred IRPJ and CSLL in the result			7,407			2,072
Total income tax and social contribution			R$ (267,001)			R$ 2,072

[1]	As described in footnote 20 a., the Business reassessed the income tax position related to corporate reorganization and the benefit of deductibility of the goodwill and as a result, the balance of deferred income tax asset was derecognized. Additionally, given that the Business still have an accounting goodwill recognized but no tax basis, a deferred income tax liability was recognized. The impact of deferred income tax to these financial statement with respect to this reassessment was a charge to the combined carve-out statement of profit or loss and other comprehensive income in the amount of R$ 62,654.